Note 3 - Loans and Allowance for Loan Losses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Financing Receivable, Interest Income, Accrual Method	$ 113,000	$ 199,000	$ 358,000
Impaired Financing Receivable, Average Recorded Investment	25,899,000	27,171,000	28,996,000
Allowance for Loan and Lease Losses, Write-offs	(8,205,000)	(7,775,000)	(7,385,000)
Weighted Average Interest Rate on Loans Receivable	5.89%	5.82%
Troubled Debt Restructurings [Member]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	723,359
Allowance for Loan and Lease Losses, Write-offs	26,173
Mortgage Receivable [Member]
Servicing Asset at Amortized Cost	184,045	199,256
Commercial Loans [Member]
Allowance for Loan and Lease Losses, Write-offs	(5,547,000)	(1,362,000)	(1,847,000)
Servicing Asset at Amortized Cost	$ 2,046,506	$ 4,143,374